Customer Deposits (Additional Information) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Increase (Decrease) in Deferred Revenue and Customer Advances and Deposits, Total	$ 58,114	$ 39,700	$ 0